Capital Disclosures - Schedule of Debt to Book Capitalization Ratio (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Corporate information and statement of IFRS compliance [abstract]
Long-term debt	$ 16,617	$ 18,819
Less: cash and cash equivalents	673	131	$ 877	$ 920
Long-term debt, net	15,944	18,688
Total shareholders' equity	$ 44,366	$ 39,468	$ 39,832
Debt to book capitalization	26.00%	32.00%